Supplemental balance sheet information (Tables)	9 Months Ended
Sep. 30, 2011
Supplemental balance sheet information [Abstract]
Inventories and supplies
Inventories and supplies – Inventories and supplies were comprised of the following:

	September 30, 2011	December 31, 2010
Raw materials	$5,477	$4,879
Semi-finished goods	8,905	8,393
Finished goods	5,208	5,083
Supplies, primarily production	2,896	3,305
Inventories and supplies	$22.486	$21,660

Marketable securities
Marketable securities – Available-for-sale marketable securities included within funds held for customers and other current assets were comprised of the following:

	September 30, 2011
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$1,941	$-	$-	$1,941
Funds held for customers:(1)
Money market securities	4,853	-	-	4,853
Canadian and provincial government securities	4,988	191	-	5,179
Marketable securities – funds held for customers	9,841	191	-	10,032
Total marketable securities	$11,782	$191	$-	$11,973

(1) Funds held for customers, as reported on the consolidated balance sheet as of September 30, 2011, also included cash and cash equivalents of $24,579.

	December 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate investments:
Money market securities	$2,029	$-	$-	$2,029
Funds held for customers:(1)
Money market securities	5,078	-	-	5,078
Canadian and provincial government securities	5,148	23	-	5,171
Marketable securities – funds held for customers	10,226	23	-	10,249
Total marketable securities	$12,255	$23	$-	$12,278

(1) Funds held for customers, as reported on the consolidated balance sheet as of December 31, 2010, also included cash and cash equivalents of $25,471.

Expected maturities of available-for-sale securities
Expected maturities of available-for-sale securities as of September 30, 2011 were as follows:

Fair value
Due in one year or less	$6,794
Due in one to three years	539
Due in three to five years	1,797
Due after five years	2,843
Total marketable securities	$11,973

Intangibles
Intangibles – Intangibles were comprised of the following:

	September 30, 2011			December 31, 2010
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Indefinite-lived:
Trade name	$19,100	$-	$19,100	$19,100	$-	$19,100
Amortizable intangibles:
Internal-use software	405,550	(337,188)	68,362	378,269	(314,267)	64,002
Customer lists/relationships	68,327	(39,947)	28,380	72,292	(43,660)	28,632
Distributor contracts	30,900	(27,747)	3,153	30,900	(26,396)	4,504
Trade names	67,661	(24,912)	42,749	59,361	(22,009)	37,352
Other	9,669	(7,703)	1,966	8,602	(7,080)	1,522
Amortizable intangibles	582,107	(437,497)	144,610	549,424	(413,412)	136,012
Intangibles	$601,207	$(437,497)	$163,710	$568,524	$(413,412)	$155,112

Estimated future amortization of intangibles
Total amortization of intangibles was $12,198 for the quarter ended September 30, 2011 and $14,193 for the quarter ended September 30, 2010. Amortization of intangibles was $40,297 for the nine months ended September 30, 2011 and $38,935 for the nine months ended September 30, 2010. Based on the intangibles in service as of September 30, 2011, estimated future amortization expense is as follows:

Estimated amortizationexpense
Remainder of 2011	$10,105
2012	32,021
2013	21,669
2014	11,607
2015	8,009

Goodwill
Goodwill – Changes in goodwill during the nine months ended September 30, 2011 were as follows:

	Small Business Services	Financial Services	Direct Checks	Total
Balance, December 31, 2010:
Goodwill	$596,534	$897	$148,506	$745,937
Accumulated impairment charges	(20,000)	-	-	(20,000)
	576,534	897	148,506	725,937
Acquisition of Banker's Dashboard (see Note 5)	-	26,281	-	26,281
Acquisition of PsPrint (see Note 5)	24,826	-	-	24,826
Currency translation adjustment	(100)	-	-	(100)
Balance, September 30, 2011:
Goodwill	621,260	27,178	148,506	796,944
Accumulated impairment charges	(20,000)	-	-	(20,000)
	$601,260	$27,178	$148,506	$776,944

Other non-current assets
Other non-current assets – Other non-current assets were comprised of the following:

	September 30, 2011	December 31, 2010
Contract acquisition costs	$57,364	$57,476
Deferred advertising costs	15,465	15,832
Other	27,970	20,939
Other non-current assets	$100,799	$94,247

Changes in contract acquisition costs
See Note 16 for a discussion of market risks related to contract acquisition costs. Changes in contract acquisition costs during the first nine months of 2011 and 2010 were as follows:

	Nine Months Ended September 30,
	2011	2010
Balance, beginning of year	$57,476	$45,701
Additions(1)	12,880	24,388
Amortization	(12,737)	(14,696)
Write-offs	-	(234)
Other	(255)	-
Balance, end of period	$57,364	$55,159

(1) Contract acquisition costs are accrued upon contract execution. Cash payments made for contract acquisition costs were $9,998 for the nine months ended September 30, 2011 and $13,837 for the nine months ended September 30, 2010.

Accrued liabilities
Accrued liabilities – Accrued liabilities were comprised of the following:

	September 30, 2011	December 31, 2010
Funds held for customers	$34,100	$35,475
Employee profit sharing/cash bonus and pension	21,138	34,109
Customer rebates	19,896	19,201
Contract acquisition costs due within one year	13,518	8,550
Interest	13,241	5,227
Wages, including vacation	9,215	5,898
Restructuring due within one year (see Note 9)	5,692	6,435
Other	29,594	29,139
Accrued liabilities	$146,394	$144,034